UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      December 31, 2004
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/23/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  54
                                                 --------------------

Form 13F Information Table Value Total:                $158,263
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts             COM              00751Y106      437    10000 SH       SOLE                    10000
Affiliated Computer            COM              008190100     3254    54070 SH       SOLE                    54070
American Express               COM              025816109      280     4975 SH       SOLE                     4975
American Intl. Group           COM              026874107     1822    27749 SH       SOLE                    27749
AmerisourceBergen              COM              03073e105     1793    30550 SH       SOLE                    30550
BP p.l.c                       COM              055622104     4419    75670 SH       SOLE                    75670
Bank of America Corp           COM              060505104     1252    26642 SH       SOLE                    26642
Cardinal Health                COM              14149y108     4120    70850 SH       SOLE                    70850
Caremark RX                    COM              141705103     1045    26502 SH       SOLE                    26502
ChevronTexaco Corp             COM              166764100     1841    35068 SH       SOLE                    35068
Cisco Systems Inc              COM              17275r102      380    19660 SH       SOLE                    19660
Citigroup                      COM              172967101     3960    82193 SH       SOLE                    82193
Consolidated Edison            COM              209115104      354     8100 SH       SOLE                     8100
Everest RE Group               COM              g3223r108      322     3600 SH       SOLE                     3600
Express Scripts                COM              302182100     4603    60220 SH       SOLE                    60220
First Data Corp                COM              319963104     5278   124075 SH       SOLE                   124075
Gannett                        COM              364730101     4026    49280 SH       SOLE                    49280
General Electric               COM              369604103     1439    39419 SH       SOLE                    39419
Health Management              COM              421933102     3142   138300 SH       SOLE                   138300
Hilb, Rogal & Hobbs            COM              431294107     4905   135340 SH       SOLE                   135340
Home Depot                     COM              437076102     1562    36555 SH       SOLE                    36555
Int'l Business Mach.           COM              459200101     3236    32825 SH       SOLE                    32825
J.P. Morgan Chase              COM              46625H100     4302   110284 SH       SOLE                   110284
Johnson & Johnson              COM              478160104     4043    63743 SH       SOLE                    63743
Lehman Brothers                COM              524908100     7061    80720 SH       SOLE                    80720
Lowe's Companies               COM              548661107     7839   136120 SH       SOLE                   136120
MBIA, Inc.                     COM              55262C100     6252    98800 SH       SOLE                    98800
Merrill Lynch Inc.             COM              590188108     5264    88075 SH       SOLE                    88075
Microsoft                      COM              594918104     4123   154300 SH       SOLE                   154300
Nokia Corp                     COM              654902204      248    15800 SH       SOLE                    15800
O'Reilly Automotive            COM              686091109     5036   111791 SH       SOLE                   111791
PMI Group                      COM              69344M101     6105   146224 SH       SOLE                   146224
Pepsico Inc.                   COM              713448108     4924    94338 SH       SOLE                    94338
Pfizer Inc                     COM              717081103     3845   142977 SH       SOLE                   142977
Radian Group                   COM              750236101      266     5000 SH       SOLE                     5000
Renaissance Re                 COM              g7496g103      391     7500 SH       SOLE                     7500
Royal Dutch Shell              COM              780257804      207     3600 SH       SOLE                     3600
Ruby Tuesday, Inc.             COM              781182100     5416   207650 SH       SOLE                   207650
SPDR Trust Unit SR1            COM              78462F103      399     3300 SH       SOLE                     3300
Sensient Tech.                 COM              81725t100     2797   116575 SH       SOLE                   116575
Southwest Airlines             COM              844741108     5351   328655 SH       SOLE                   328655
Sungard Data Systems           COM              867363103     3889   137265 SH       SOLE                   137265
TJX Companies Inc              COM              872540109      256    10200 SH       SOLE                    10200
Teleflex                       COM              879369106     2253    43375 SH       SOLE                    43375
Tidewater Inc                  COM              886423102     4708   132200 SH       SOLE                   132200
Transatlantic Holdings         COM              893521104     5633    91100 SH       SOLE                    91100
Tyco Intl Ltd                  COM              902124106     3326    93059 SH       SOLE                    93059
Wal-Mart Stores                COM              931142103     2764    52320 SH       SOLE                    52320
Wells Fargo                    COM              949746101      751    12077 SH       SOLE                    12077
Colonial Properties            COM              195872106     1488    37900 SH       SOLE                    37900
First Industrial Realty        COM              32054K103     1548    38014 SH       SOLE                    38014
Highwoods Property             COM              431284108     1818    65628 SH       SOLE                    65628
Lexington Realty Tr            COM              529043101     1555    68875 SH       SOLE                    68875
Mack-Cali Realty Corp          COM              554489104      936    20325 SH       SOLE                    20325
